LONG-TERM DEBT, NET (2016 Studio City Credit Facilities) - Additional Information (Detail) $ in Thousands		12 Months Ended
	Nov. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 HKD	Nov. 30, 2016 HKD	Jan. 28, 2013 USD ($)	Jan. 28, 2013 HKD
Long-Term Debt [Line Items]
Loss on extinguishment of debt		$ 17,435	$ 481	$ 0
Costs associated with debt modification		8,101	7,603	$ 0
Total outstanding borrowings		3,821,519	3,962,705
Studio City Project Facility [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity							$ 1,395,357	HKD 10,855,880,000
Loss on extinguishment of debt		17,435
Costs associated with debt modification			$ 7,011
Studio City Project Facility [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity							1,295,689	10,080,460,000
Studio City Project Facility [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity							$ 99,668	HKD 775,420,000
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 30,077					HKD 234,000,000
Costs associated with debt modification		$ 8,101
Maturity date		Nov. 30, 2021
Net assets restricted from distribution		$ 856,000
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	4.00%
2016 Studio City Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 129					1,000,000
Amount drawn down as of the date		129			HKD 1,000,000
Total outstanding borrowings		129			1,000,000
Term loan facility, cash collateral	130					1,012,500
2016 Studio City Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 29,948					HKD 233,000,000
Amount available for future drawdown		$ 29,948			HKD 233,000,000